Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment

	Right-of-		Leasehold	Office	Computer
Cost	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2023	$341,238	$219,809	$237,248	$66,864	$128,657	$993,816
Additions	—	—	—	—	21,290	21,290
Disposals	—	(46,855)	—	—	—	(46,855)
Balance, December 31, 2024	341,238	172,954	237,248	$66,864	$149,947	$968,251
Additions	—	—	—	1,937	22,547	24,484
Balance, December 31, 2025	$341,238	$172,954	$237,248	$68,801	$172,494	$992,735

	Right-of-		Leasehold	Office	Computer
Accumulated Depreciation	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2023	$196,668	$131,722	$207,552	$40,355	$80,461	$656,758
Depreciation for the year	63,984	26,426	29,696	5,302	17,994	143,402
Disposals	—	(27,501)	—	—	—	(27,501)
Balance, December 31, 2024	$260,652	$130,647	$237,248	$45,657	$98,455	$772,659
Depreciation for the year	63,984	12,692	—	4,435	20,872	101,983
Balance, December 31, 2025	$324,636	$143,339	$237,248	$50,092	$119,327	$874,642

	Right-of-		Leasehold	Office	Computer
Carrying value	use asset	Equipment	improvements	equipment	equipment	Total
Balance, December 31, 2024	$80,586	$42,307	$—	$21,207	$51,492	$195,592
Balance, December 31, 2025	$16,602	$29,615	$—	$18,709	$53,167	$118,093